UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 280 Park Avenue, 30th Fl
         New York, NY  10017

13F File Number:  028-10167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaker Choudhury
Title:     Chief Compliance Officer
Phone:     212-313-9723

Signature, Place, and Date of Signing:

 /s/Shaker Choudhury     New York, NY     May 15, 2012

Explanatory Remarks:
The purpose of this amendment is to reflect holdings attributable to an account advised by Central Park Multi-Event Management, LLC with respect to which Brencourt Advisors, LLC has certain investment advisory duties.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $230,038 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107     5895    71200 SH       SOLE                    56100    15100
ABOVENET INC                   COM              00374N107     1242    15000 SH  PUT  SOLE                    11600     3400
ADVANCE AMER CASH ADVANCE CT   COM              00739W107      614    58500 SH       SOLE                    50000     8500
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     1485   989924 SH       SOLE                   787253   202671
ATP OIL & GAS CORP             COM              00208J108     1838   250000 SH  PUT  SOLE                   192500    57500
CAPITAL ONE FINL CORP          COM              14040H105      652    11700 SH  CALL SOLE                    10000     1700
CENTRAL EUROPEAN DIST CORP     COM              153435102     2335   457000 SH  PUT  SOLE                   351900   105100
COLE KENNETH PRODTNS INC       CL A             193294105      730    45353 SH       SOLE                    38853     6500
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     1374   200000 SH       SOLE                   154000    46000
DELPHI FINL GROUP INC          CL A             247131105     3503    78241 SH       SOLE                    66841    11400
DISH NETWORK CORP              CL A             25470M109     2305    70000 SH       SOLE                    53900    16100
EL PASO CORP                   COM              28336L109     4817   163001 SH       SOLE                   145001    18000
FAIRPOINT COMMUNICATIONS INC   COM NEW          305560302     1318   350405 SH       SOLE                   269812    80593
GOLD RESV INC                  CL A             38068N108       84    21202 SH       SOLE                    18202     3000
GOODRICH CORP                  COM              382388106    10625    84700 SH  CALL SOLE                    75000     9700
GOODRICH CORP                  COM              382388106     8016    63900 SH       SOLE                    54500     9400
GREAT WOLF RESORTS INC         COM              391523107      326    57029 SH       SOLE                    49100     7929
HARTFORD FINL SVCS GROUP INC   COM              416515104      422    20000 SH       SOLE                    15000     5000
ILLUMINA INC                   COM              452327109     1553    29520 SH       SOLE                    24790     4730
ISHARES TR                     HIGH YLD CORP    464288513     9072   100000 SH  PUT  SOLE                    77000    23000
ISTAR FINL INC                 FRNT 10/0        45031UBF7    11760 12000000 SH       SOLE                  9909000  2091000
KNOLOGY INC                    COM              499183804     2730   150000 SH       SOLE                   115500    34500
KRAFT FOODS INC                CL A             50075N104      760    20000 SH       SOLE                    15000     5000
MEADWESTVACO CORP              COM              583334107      316    10000 SH       SOLE                     7500     2500
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     3374    48000 SH       SOLE                    41000     7000
MINEFINDERS CORP LTD           COM              602900102     1290    92100 SH       SOLE                    86100     6000
MOTOROLA MOBILITY HLDGS INC    COM              620097105     5510   140420 SH       SOLE                   120020    20400
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     6416  5800000 PRN      SOLE                  4800000  1000000
NOVELLUS SYS INC               COM              670008101     5275   105699 SH       SOLE                    89499    16200
OPNEXT INC                     COM              68375V105      206   133084 SH       SOLE                   110460    22624
PENTAIR INC                    COM              709631105     2381    50000 SH       SOLE                    37500    12500
PRESTIGE BRANDS HLDGS INC      COM              74112D101      350    20000 SH       SOLE                    16600     3400
ROUSE PPTYS INC                COM              779287101      677    50000 SH       SOLE                    38500    11500
SANOFI                         RIGHT 12/31/2020 80105N113       79    58500 SH       SOLE                    50000     8500
SEAGATE TECHNOLOGY PLC         CALL             G7945M907     5391   200000 SH  CALL SOLE                   154000    46000
SOLUTIA INC                    COM NEW          834376501     4929   176400 SH       SOLE                   150000    26400
SPDR S&P 500 ETF TR            TR UNIT          78462F103    70405   500000 SH  PUT  SOLE                   385000   115000
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    10675   500000 SH  PUT  SOLE                   385000   115000
TALEO CORP                     CL A             87424N104     1341    29200 SH       SOLE                    25000     4200
THOMAS & BETTS CORP            COM              884315102     3502    48700 SH       SOLE                    41700     7000
THQ INC                        COM NEW          872443403      350   625000 SH  CALL SOLE                   500000   125000
THQ INC                        COM NEW          872443403      840  1500000 SH       SOLE                  1155000   345000
THQ INC                        NOTE 5.000% 8/1  872443AB2     2844  5755000 PRN      SOLE                  4431000  1324000
TOTAL S A                      SPONSORED ADR    89151E109    10224   200000 SH  PUT  SOLE                   154000    46000
TRIDENT MICROSYSTEMS INC       COM              895919108     2751  8335200 SH       SOLE                  6467654  1867546
WABASH NATL CORP               COM              929566107      518    50000 SH       SOLE                    37500    12500
WALTER INVT MGMT CORP          COM              93317W102     1691    75000 SH       SOLE                    57750    17250
WALTER INVT MGMT CORP          COM              93317W102     1128    50000 SH  CALL SOLE                    38500    11500
WATSON PHARMACEUTICALS INC     COM              942683103      671    10000 SH       SOLE                     7500     2500
WESTERN DIGITAL CORP           COM              958102105    12417   300000 SH  CALL SOLE                   231000    69000
ZHONGPIN INC                   COM              98952K107      225    20000 SH       SOLE                    16600     3400
ZOLL MED CORP                  COM              989922109      806     8700 SH       SOLE                     7500     1200
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